FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment [X]; Amendment Number:1

Institutional Investment Management Filing this Report:

Name: Sands Capital Management, Inc.
            1100 Wilson Boulevard, Suite 3050
            Arlington, VA    22209

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission

Person Signing this Report on Behalf of Reporting Manager:

Name: Robert C. Hancock
Title: Chief Operating Officer & Chief Compliance Officer
Phone: 703-562-4000
Signature, Place and Date of Signing:

Robert C. Hancock Arlington, Virginia June 14, 2005

Report Type (Check only one):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
NONE

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers: 0

Form 13F Information Table Entry Total: 40

Form 13F Information Table Value Total:  1332405(in thousands)

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

                                                       FORM 13F INFORMATION TABLE
                                               Value    Shares/  Sh/ Invstmt  Other      Voting Authority
Name of Issuer     Title of Class  CUSIP      (x 1000)  Prn Amt  Prn Dscretn  Managers   Sole  Shared  None

Abbot Labs            COM         002824100     248      6600   SH    SOLE                              6600
Advent Software       COM         007974108   16020    623380   SH    SOLE                            623380
Amgen                 COM         031162100   17800    425030   SH    SOLE                            425030
Auto Data Processing  COM         053015103   22139    508359   SH    SOLE                            508359
Applied Materials     COM         038222105     641     33738   SH    SOLE                             33738
BP Amoco              SPON ADR    055622104     293      5805   SH    SOLE                              5805
Capital One Financial COM	  14040H105   69991   1146467   SH    SOLE                           1146467
Ciena                 COM         171779101     103     24800   SH    SOLE                             24800
Cisco Systems         COM         17275R102   75824   5435457   SH    SOLE                           5435457
Citigroup             COM         172967101     596     15396   SH    SOLE                             15396
Dell Computer         COM         247025109   52223   1997844   SH    SOLE                           1997844
Ebay, Inc.            COM         278642103   75761   1229489   SH    SOLE                           1229489
Exxon Mobil           COM         302290101     137      3348   SH    SOLE                              3348
First Data Corp       COM         319963104   76561   2058097   SH    SOLE                           2058097
Genentech Inc.        COM         368710406   31078    927725   SH    SOLE                            927725
General Electric      COM         369604103   63956   2201597   SH    SOLE                           2201597
Harley-Davidson       COM         412822108  102789   2004875   SH    SOLE                           2004875
Home Depot            COM         437076102   70721   1925448   SH    SOLE                           1925448
Intel Corp            COM         458140100   40868   2236918   SH    SOLE                           2236918
Intl Business Machs   COM         459200101     223      3100   SH    SOLE                              3100
JDS Uniphase          COM         46612J101      39     14630   SH    SOLE                             14630
Johnson & Johnson     COM         478160104   28769    550500   SH    SOLE                            550500
Kohls Corp	      COM         500255104   54648    779795   SH    SOLE                            779795
Lowes Companies	      COM         548661107    1216     26800   SH    SOLE                             26800
MBNA Corp             COM         55262L950   21510    650467   SH    SOLE                            650467
Medtronic             COM         585055106   62199   1451560   SH    SOLE                           1451560
Merck & Company       COM         589331107     368      7275   SH    SOLE                              7275
Microsoft             COM         594918104  103740   1896537   SH    SOLE                           1896537
Moody's Corp          COM         615369105   21217    426480   SH    SOLE                            426480
Nokia Corp            SPON ADR    654902204   30674   2118405   SH    SOLE                           2118405
Pfizer                COM         717081103   58571   1673480   SH    SOLE                           1673480
Price Group           COM         74144T108    1390     42300   SH    SOLE                             42300
Qualcomm              COM         747525103   22409    815170   SH    SOLE                            815170
SEI Investment        COM         784117103   20495    727575   SH    SOLE                            727575
Starbucks             COM         855244109   44748   1800725   SH    SOLE                           1800725
Texas Instruments     COM         882508104     512     21615   SH    SOLE                             21615
Tiffany & Co.         COM         886547108   43970   1249149   SH    SOLE                           1249149
Veritas Software      COM         923436109   23983   1211889   SH    SOLE                           1211889
Wal-Mart              COM         931142103   72780   1323041   SH    SOLE                           1323041
Walgreen              COM         931422109    1195     30935   SH    SOLE                             30935